Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	Enlight Renewable Energy Ltd.
Entity Central Index Key	0001922641
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	117,962,614
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3
ICFR Auditor Attestation Flag	false
Entity File Number	001-41613
Entity Address, Address Line One	13 Amal St.
Entity Address, Address Line Two	Afek Industrial Park
Entity Address, City or Town	Rosh Ha’ayin
Entity Address, Postal Zip Code	4809249
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares, NIS 0.1 par value per share
Trading Symbol	ENLT
Security Exchange Name	NASDAQ
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Auditor Firm ID	1057
Auditor Location	Tel Aviv, Israel
Auditor Name	Somekh Chaikin
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	13 Amal St.
Entity Address, Address Line Two	Afek Industrial Park
Entity Address, City or Town	Rosh Ha’ayin
Entity Address, Postal Zip Code	4809249
Entity Address, Country	IL
Contact Personnel Name	Nir Yehuda
City Area Code	972
Local Phone Number	(3) 900-8710
Contact Personnel Email Address	nir@enlightenergy.co.il